Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
11.	Leases

Accounting for Leases as Lessee

The Company determines if an arrangement is a lease at inception. Operating leases are included in right-of-use assets (“ROU”), operating lease liabilities, and operating lease liabilities, non-current. Lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. None of the leases entered into have an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of future payments. Incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any prepaid lease payments made and initial direct costs incurred and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease, which is recognized when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

The Company has operating leases for real estate. The Company has certain intercompany leases between its subsidiaries, and these transactions and balances have been eliminated in consolidation and are not reflected in the tables and information presented below.

The components of lease expense included on the Company’s statements of operations were as follows:

	Expense	Three Months Ended September 30,		Nine Months Ended September 30,
Operating lease expense:	Classification	2023	2022	2023	2022
Amortization of ROU asset	General and administrative	$28,875	$17,985	$86,625	$30,635

Accretion of Operating lease liability	General and administrative	6,312	6,828	20,141	11,322
Total operating lease expense		$35,187	$24,813	$106,766	$41,957

Other lease expense	General and administrative	10,605	401	31,936	1,233
Total		$45,792	$25,214	$138,702	$43,190

Other information related to leases is as follows:

	As of September 30,	As of December 31,
	2023	2022
Weighted-average remaining lease term:
Operating leases (in years)	7.99	8.43
Weighted-average Discount rate:
Operating leases	4.05%	4.08%

Amounts relating to leases were presented on the Balance Sheets as of September 30, 2023 and December 31, 2022 in the following line items:

	Balance	As of September 30,	As of December 31,
	Sheet Classification	2023	2022
Assets:
Operating lease assets	Right-of-use assets	$630,187	$746,973

Liabilities:
Operating lease liabilities	Operating lease liabilities	$89,579	91,152
Operating lease liabilities	Operating lease liabilities, non-current	569,262	666,179
Total lease liabilities		$658,841	$757,331

The future minimum lease payments required under leases as of September 30, 2023, were as follows:

Fiscal Year	Operating Leases
Remainder of 2023	$31,337
2024	103,168
2025	83,558
2026	85,319
2027	86,979
Thereafter	385,086
Undiscounted cash flows	775,447
Less: imputed interest	(116,606)
Lease liability	$658,841

11.	Leases

Accounting for Leases as Lessee

The Company determines if an arrangement is a lease at inception. Operating leases are included in right-of-use assets (“ROU”), operating lease liabilities, and operating lease liabilities, non-current. Lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. None of the leases entered into have an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of future payments. Incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any prepaid lease payments made and initial direct costs incurred and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease, which is recognized when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

The Company has operating leases for real estate. The Company has certain intercompany leases between its subsidiaries, and these transactions and balances have been eliminated in consolidation and are not reflected in the tables and information presented below.

The components of lease expense included on the Company’s statements of operations were as follows:

		For the Years Ended December 31,
Operating lease expense:	Expense Classification	2022	2021
Amortization of ROU asset	General and administrative	$52,863	-
Accretion of operating lease liability	General and administrative	10,695	-
Total operating lease expense		$63,558	-

Other lease expense	General and administrative	8,723	-
Total		$72,281	-

Other information related to leases is as follows:

	As of December 31,	As of December 31,
	2022	2021
Weighted-average remaining lease term:
Operating leases (in years)	8.43	-
Weighted-average Discount rate:
Operating leases	4.08%	-

Amounts relating to leases were presented on the Balance Sheets as of December 31, 2022 and 2021 in the following line items:

		As of December 31,	As of December 31,
	Balance Sheet Classification	2022	2021
Assets:
Operating lease assets	Right-of-use assets	$746,973	$-

Liabilities:
Operating lease liabilities	Operating lease liabilities	$91,152	-
Operating lease liabilities	Operating lease liabilities, non-current	666,179	-
Total lease liabilities		$757,331	$-

The future minimum lease payments required under leases as of December 31, 2022 were as follows:

Fiscal Year	Operating Leases
2023	$108,825
2024	95,344
2025	81,908
2026	85,319
2027	86,979
Thereafter	385,586
Undiscounted cash flows	843,961
Less: imputed interest	(86,630)
Lease liability	$757,331